Retirement, Postretirement And Other Benefit Plans (Weighted Average Assumptions Used In Measurement Of Benefit Obligations) (Details)						12 Months Ended
	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Retirement Benefits [Member]	Dec. 31, 2012 Retirement Benefits [Member]	Dec. 31, 2013 Post-Retirement Benefits [Member]	Dec. 31, 2012 Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	3.75%	4.50%	4.59%	3.80%	4.50%	3.74%
Rate of compensation increases				3.03%	3.03%	(1.00%)	3.00%
Health care cost trend rate, Pre-65						7.40%	7.60%
Health care cost trend rate, Post-65						7.60%	7.80%
Ultimate health care cost trend rate						4.50%	4.50%
Year ultimate reached						2029	2029